FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS

21. FINANCIAL INSTRUMENTS
Cenovus’s financial assets and financial liabilities consist of cash and cash equivalents, accounts receivable and accrued revenues, restricted cash, risk management assets and liabilities, accounts payable and accrued liabilities, lease liabilities, long-term debt, certain portions of other assets and certain portions of other liabilities. Risk management assets and liabilities arise from the use of derivative financial instruments.
A) Fair Value of Non-Derivative Financial Instruments
The fair values of cash and cash equivalents, accounts receivable and accrued revenues, and accounts payable and accrued liabilities approximate their carrying amount due to the short-term maturity of these instruments.
The fair values of restricted cash, certain portions of other assets and certain portions of other liabilities approximate their carrying amount due to the specific non-tradeable nature of these instruments.
Long-term debt is carried at amortized cost. The estimated fair value of long-term debt was determined based on period-end trading prices of long-term debt on the secondary market (Level 2). As at September 30, 2026, the carrying value of Cenovus’s long-term debt was $8.5 billion and the fair value was $7.8 billion (December 31, 2025, carrying value – $11.0 billion; fair value – $10.6 billion).
The Company classifies certain private equity investments as FVOCI as they are not held for trading and fair value changes are not reflective of the Company’s operations. These assets are carried at fair value in other assets. Fair value is determined based on recent market activity which may include equity transactions of the entity when available (Level 3).
The following table provides a reconciliation of changes in the fair value of private equity investments held and classified as FVOCI during the period:

Total
As at December 31, 2025	193
Acquisitions	5
Changes in Fair Value	3
As at September 30, 2026	201
B) Fair Value of Risk Management Assets and Liabilities
Risk management assets and liabilities are carried at fair value in accounts receivable and accrued revenues, accounts payable and accrued liabilities (for short-term positions), and other assets and other liabilities (for long-term positions). Changes in fair value are recognized in (gain) loss on risk management.
The Company’s risk management assets and liabilities consist of crude oil, condensate, refined product and natural gas futures; and renewable power, power and foreign exchange contracts. The Company may also enter into forwards, options and swaps to manage commodity, foreign exchange and interest rate exposures.
Crude oil, natural gas, condensate, refined products and power contracts are recorded at their estimated fair value based on the difference between the contracted price and the period-end forward price for the same commodity, using quoted market prices or the period-end forward price for the same commodity, extrapolated to the end of the term of the contract (Level 2). The fair value of foreign exchange rate contracts is calculated using external valuation models that incorporate observable market data and foreign exchange forward curves (Level 2).
The fair value of renewable power contracts is calculated using internal valuation models that incorporate broker pricing for relevant markets, some observable market prices and extrapolated market prices with inflation assumptions (Level 3). The fair value of renewable power contracts is calculated by Cenovus’s internal valuation team, which consists of individuals who are knowledgeable and have experience in fair value techniques.
Summary of Risk Management Positions

	September 30, 2026			December 31, 2025
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Condensate, Natural Gas and Refined Products	170	141	29	27	30	(3)
Power Contracts	5	—	5	2	—	2
Renewable Power Contracts	17	9	8	17	6	11
Foreign Exchange Rate Contracts	—	14	(14)	—	—	—
	192	164	28	46	36	10
The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

	September 30,	December 31,
As at	2026	2025
Level 2 – Prices Sourced From Observable Data or Market Corroboration	20	(1)
Level 3 – Prices Sourced From Partially Unobservable Data	8	11
	28	10
The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

Total
As at December 31, 2025	10
Change in Fair Value of Contracts in Place, Beginning of Year	5
Change in Fair Value of Contracts Entered Into During the Period	(85)
Fair Value of Contracts Realized During the Period	98
As at September 30, 2026	28
C) Earnings Impact of (Gains) Losses From Risk Management Positions

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Realized (Gain) Loss	5	17	98	(14)
Unrealized (Gain) Loss	2	(19)	(18)	(65)
(Gain) Loss on Risk Management	7	(2)	80	(79)
Realized and unrealized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates.